Closed Block - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Closed Block (Textual) [Abstract]
Policyholder dividend obligation	$ 32	$ 32	$ 28